Note 13 - Leases - Financial Statement Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest on lease liabilities	$ 17
Lease expense	105
Total cash outflow for leases	$ 124